BORROWINGS - Long term (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future principal repayment on the long-term borrowings loans
2025	$ 1,873,307
2026	812,798
2027	569,199
2028	329,388
2029	141,707
Thereafter	878,450
Total	$ 4,604,849